Employee benefits and private pension plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2024	Dec. 31, 2023
Employee benefits and private pension plan
Discount rate for the actuarial obligation at present value – Indemnification of FGTS	11.97%	9.41%
Discount rate for the actuarial obligation at present value – Bonus	11.82%	9.41%
Average discount rate for the actuarial obligation at present value – Medical services	11.07%	9.53%
Discount rate for the actuarial obligation at present value – Life insurance	11.82%	9.41%
Average projected salary growth rate – FGTS indemnity	6.80%	6.83%
Average projected bonus growth rate	7.33%	7.33%
Inflation rate (long term)	3.50%	3.50%
Medical services growth rate	7.64%	7.64%